Income Taxes (Details) - Schedule of Major Deferred Tax Assets, Net Recognized - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Major Deferred Tax Assets, Net Recognized [Abstract]
Balance at Beginning	$ 838,228	$ 286,099
Recognized in statements of operations and comprehensive loss	2,084,503	716,921	296,444
Valuation allowance recognized	(2,957,605)
Foreign currency translation adjustment	34,874	(164,792)	(10,345)
Balance at ending		$ 838,228	$ 286,099